SCHEDULE OF UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENT OF CASH FLOWS AS CASH FLOWS FROM FINANCING ACTIVITIES (Details) - USD ($)	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
IfrsStatementLineItems [Line Items]
Beginning balance	$ 34,579	$ 21,901,774
Repayments	(34,579)
Additions		3,418,828
Non-cash transaction		(8,000,000)
Interest expenses		233,870
Fair value/other adjustments		(3,266,154)
Ending balance		14,288,318
Convertible loan notes [member]
IfrsStatementLineItems [Line Items]
Beginning balance		4,090,342
Repayments
Additions
Non-cash transaction		1,165,479
Interest expenses		151,245
Fair value/other adjustments		274,000
Ending balance		5,681,066
Amount due from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		5,345,929
Repayments
Additions		713,719
Non-cash transaction		(6,059,142)
Interest expenses
Fair value/other adjustments		(506)
Ending balance
Amount due to a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance	34,579	34,579
Repayments	(34,579)
Additions
Non-cash transaction
Interest expenses
Fair value/other adjustments
Ending balance		34,579
Loan from immediate holding company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,930,993
Repayments
Additions		2,335,461
Non-cash transaction		(1,940,858)
Interest expenses		58,077
Fair value/other adjustments
Ending balance		2,383,673
Loan from a related company [member]
IfrsStatementLineItems [Line Items]
Beginning balance		1,140,931
Repayments
Additions
Non-cash transaction		(1,165,479)
Interest expenses		24,548
Fair value/other adjustments
Ending balance
Preference shares [member]
IfrsStatementLineItems [Line Items]
Beginning balance		9,359,000
Repayments
Non-cash transaction		369,648
Interest expenses
Fair value/other adjustments		(3,539,648)
Ending balance		$ 6,189,000